Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Our reporting segments are based on the key geographic regions in which we operate, which are the basis on which our chief operating decision maker evaluates the performance of the business.
Reporting Segments
Canada
The Canada segment consists of our production, marketing and sales of the Molson family of brands, Coors Light and other brands, principally in Canada; BRI, our joint venture arrangement related to the distribution and retail sale of beer in Ontario and BDL, our joint venture arrangement related to the distribution of beer in the western provinces, both accounted for as equity method investments. The Canada segment also includes our equity interest in MMI, our joint venture with Grupo Modelo S.A.B. de C.V. ("Modelo").
We have an agreement with Heineken N.V. ("Heineken") that grants us the right to import, market, and sell Heineken products throughout Canada and with SABMiller to brew, market, and sell several SABMiller brands, and to distribute and sell imported SABMiller brands. We also contract brew and package Labatt Blue and Asahi for the U.S. market.
United States (U.S.)
As discussed in Note 1, "Basis of Presentation and Summary of Significant Accounting Policies," effective July 1, 2008, MillerCoors began operations. The results and financial position of our U.S. segment operations were deconsolidated upon contribution to the joint venture, and our interest in MillerCoors is being accounted for and reported by us under the equity method of accounting. MCBC's equity investment in MillerCoors represents our U.S. segment beginning July 1, 2008.
United Kingdom (U.K.)
The U.K. segment consists of our production, marketing and sales of our brands (the largest of which is Carling), principally in the U.K.; our consolidated joint venture relating to the production and distribution of the Grolsch brands in the U.K. and the Republic of Ireland; our consolidated joint venture to produce and distribute the Cobra beer brands in the U.K. and the Republic of Ireland; factored brand sales (beverage brands owned by other companies, but sold and delivered to retail by us), in the U.K.; and our equity method joint venture arrangement ("Tradeteam") for the physical distribution of products throughout the U.K.
Molson Coors International (MCI)
MCI includes results of operations in our non-core and emerging markets, including Asia, Mexico, Latin America, the Caribbean (not including Puerto Rico as it is a part of the U.S. segment) and continental Europe. This includes our joint venture agreement in China with Hebei Si'hai Beer Company, Molson Coors Si'hai Brewing (China) Co., Ltd. ("MC Si'hai") and our joint venture agreement in India with Cobra India, Molson Coors Cobra India ("MC Cobra India").
Beginning in 2011, we are separately presenting the MCI operating segment that was previously combined with our Corporate results. We have also revised our historical segment presentation to be consistent with this presentation.
Corporate
Corporate is not a segment and includes interest and certain other general and administrative costs that are not allocated to any of the operating segments. The majority of these corporate costs relate to worldwide administrative functions, such as corporate affairs, legal, human resources, finance and accounting, treasury, insurance and risk management. Additionally, the results of our water resources and energy operations in Colorado are included in Corporate. Corporate also includes certain royalty income and administrative costs related to the management of intellectual property.
Summarized Financial Information
No single customer accounted for more than 10% of our sales. Net sales represent sales to third party external customers. Inter-segment sales revenues other than sales to MillerCoors are insignificant and eliminated in consolidation.
The following tables represent consolidated net sales, consolidated interest expense, consolidated interest income, and reconciliations of amount shown as income (loss) from continuing operations before income taxes to income from continuing operations attributable to MCBC.

	Year ended December 31, 2011
	Canada	U.S.	U.K.	MCI	Corporate	Eliminations(1)	Consolidated
	(In millions)
Net sales	$2,067.3	$—	$1,333.5	$122.6	$1.3	$(9.0)	$3,515.7
Interest expense	—	—	—	—	(118.7)	—	(118.7)
Interest income	—	—	6.3	—	4.4	—	10.7
Income (loss) from continuing operations before income taxes	$474.9	$457.9	$99.3	$(33.3)	$(224.6)	$—	$774.2
Income tax benefit (expense)							(99.4)
Net income (loss) from continuing operations							674.8
Less: Net (income) loss attributable to noncontrolling interests							(0.8)
Net income (loss) from continuing operations attributable to MCBC							$674.0

(1)    Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.

	Year ended December 25, 2010
	Canada	U.S.	U.K.	MCI	Corporate	Consolidated
	(In millions)
Net sales	$1,938.2	$—	$1,234.9	$80.0	$1.3	$3,254.4
Interest expense	—	—	—	—	(110.2)	(110.2)
Interest income	—	—	6.7	—	4.1	10.8
Income (loss) from continuing operations before income taxes	$454.0	$456.1	$95.3	$(25.7)	$(170.7)	$809.0
Income tax benefit (expense)						(138.7)
Net income (loss) from continuing operations						670.3
Less: Net (income) loss attributable to noncontrolling interests						(2.2)
Net income (loss) from continuing operations attributable to MCBC						$668.1

	Year ended December 26, 2009
	Canada	U.S.	U.K.	MCI	Corporate	Consolidated
	(In millions)
Net sales	$1,732.3	$—	$1,226.2	$72.9	$1.0	$3,032.4
Interest expense	—	—	—	—	(96.6)	(96.6)
Interest income	—	—	8.3	—	2.4	10.7
Income (loss) from continuing operations before income taxes	$462.6	$382.0	$90.8	$(21.6)	$(196.3)	$717.5
Income tax benefit (expense)						14.7
Net income (loss) from continuing operations						732.2
Less: Net (income) loss attributable to noncontrolling interests						(2.8)
Net income (loss) from continuing operations attributable to MCBC						$729.4

The following table presents total assets by segment:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Canada	$6,541.6	$6,548.9
U.S.(1)	2,487.9	2,574.1
U.K.	2,293.4	2,276.2
MCI(1)	151.7	86.7
Corporate(1)	948.9	1,211.1
Discontinued operations	0.3	0.6
Consolidated total assets	$12,423.8	$12,697.6

(1)
The decrease in Corporate is primarily due to the reduction in cash balances. The decrease in the U.S. is driven primarily by our share of the change in MillerCoors accumulated other comprehensive income ("AOCI") thereby decreasing our Investment in MillerCoors . These decreases are partially offset by the increase in MCI, which is primarily due to our increased investment in our International markets, such as our acquisition of a controlling stake in MC Cobra India.

The following table presents select cash flow information by segment:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
		(In millions)
Depreciation and amortization(1):
Canada	$125.0	$122.3	$120.6
United Kingdom	75.6	67.5	77.6
MCI	3.2	0.8	0.2
Corporate	13.3	11.7	9.6
Consolidated depreciation and amortization	$217.1	$202.3	$208.0
Capital expenditures(2):
Canada	$138.8	$97.8	$77.6
United Kingdom	80.3	70.0	64.6
MCI	12.4	4.2	0.1
Corporate	3.9	5.9	16.5
Consolidated capital expenditures	$235.4	$177.9	$158.8

(1)	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items.

(2)	Capital expenditures increased in 2011 driven by the addition of a high-speed can line in our Montréal brewery.
The following table presents sales by geography, based on the location of the customer:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Net sales to unaffiliated customers:
Canada	$1,987.4	$1,894.9	$1,687.0
United States and its territories	81.3	44.6	46.3
United Kingdom	1,313.9	1,217.7	1,180.3
Other foreign countries	133.1	97.2	118.8
Consolidated net sales	$3,515.7	$3,254.4	$3,032.4

The following table presents properties by geography:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Properties(1):
Canada	$877.5	$864.7
United States and its territories	35.7	41.8
United Kingdom	456.3	441.9
Other foreign countries	60.6	40.3
Consolidated net properties	$1,430.1	$1,388.7

(1)	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.